Income Taxes - Cayman Islands ("Cayman"), Hong Kong, PRC, Withholding Tax on Undistributed Dividends and Withholding Tax on gain from disposal of available-for-sale debt investments in Particle (Details)
¥ in Thousands, $ in Millions
	12 Months Ended				24 Months Ended	36 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of income taxes
Gain on disposal of available-for-sale debt investments			¥ 477,254	¥ 1,001,181
Accrued withholding taxes of gain on disposal of available-for-sale debt investments	¥ 220,800
Cayman Islands ("Cayman")
Schedule of income taxes
Gain on disposal of available-for-sale debt investments			477,300	¥ 1,001,200
Hong Kong
Schedule of income taxes
Statutory income tax rate	16.50%	16.50%
Threshold amount of profit for lower tax rate | $		$ 2
Percentage of lower tax rate on first profits	8.25%	8.25%
Preferential withholding tax rate on dividends, foreign invested enterprises	5.00%	5.00%
PRC
Schedule of income taxes
Statutory income tax rate	25.00%	25.00%
Withholding tax rate on dividends, foreign invested enterprises to their immediate holding companies	10.00%	10.00%
Threshold percentage of equity interest in PRC foreign invested enterprise to enjoy preferential withholding tax rate	25.00%	25.00%
Aggregate undistributed earnings of the Group's entities located in the PRC	¥ 587,400		782,100		¥ 782,100	¥ 587,400
Unrecognized deferred tax liability on the permanently reinvested earnings	¥ 58,700		¥ 78,200		¥ 78,200	¥ 58,700
Withholding tax rate on gain from disposal of available-for-sale debt investments	10.00%	10.00%
PRC | All other PRC incorporated entities of the Group
Schedule of income taxes
Preferential income tax rate	25.00%	25.00%
PRC | High and New Technology Enterprises
Schedule of income taxes
Preferential income tax rate	15.00%	15.00%
Number of years of reapplication for the status	3 years	3 years
PRC | High and New Technology Enterprises | Fenghuang Yutian
Schedule of income taxes
Preferential income tax rate						15.00%
PRC | High and New Technology Enterprises | Fenghuang Borui
Schedule of income taxes
Preferential income tax rate	15.00%	15.00%
PRC | High and New Technology Enterprises | Fenghuang On-line
Schedule of income taxes
Preferential income tax rate						15.00%
PRC | High and New Technology Enterprises | Tianying Jiuzhou
Schedule of income taxes
Preferential income tax rate						15.00%
PRC | Software Enterprise
Schedule of income taxes
Preferential income tax rate	12.50%	12.50%
Number of years of tax exemption	2 years	2 years
Reduction rate upon applicable EIT rates	50.00%	50.00%
Number of years of tax rate reduction subsequent to years of tax exemption	3 years	3 years
PRC | Software Enterprise | Fenghuang Borui
Schedule of income taxes
Preferential income tax rate					12.50%